THE LAZARD FUNDS, INC.

Lazard Emerging Markets Debt Portfolio
Lazard Emerging Markets Income Portfolio
Lazard Enhanced Opportunities Portfolio
Lazard Explorer Total Return Portfolio
Lazard Global Fixed Income Portfolio
Lazard US Realty Equity Portfolio

Supplement to Current Prospectus

Lazard Emerging Markets Debt Portfolio

The following replaces the table in “Fees and Expenses” in the Summary Prospectus and “Summary Section—Lazard Emerging Markets Debt Portfolio—Fees and Expenses” in the Prospectus:

	Institutional Shares	Open Shares	R6 Shares
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.75%	.75%	.75%
Distribution and Service (12b-1) Fees	None	.25%	None
Other Expenses	.21%	.40%	1.46%
Total Annual Portfolio Operating Expenses	.96%	1.40%	2.21%
Fee Waiver and Expense Reimbursement*	.01%	.20%	1.31%
Total Annual Portfolio Operating Expenses After Fee Waiver and Expense Reimbursement*	.95%	1.20%	.90%
*	Reflects a contractual agreement by the Investment Manager to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2018, to the extent Total Annual Portfolio Operating Expenses exceed .95%, 1.20% and .90% of the average daily net assets of the Portfolio’s Institutional Shares, Open Shares and R6 Shares, respectively, and from May 1, 2018 through May 1, 2027, to the extent Total Annual Portfolio Operating Expenses exceed 1.10%, 1.40% and 1.05% of the average daily net assets of the Portfolio’s Institutional Shares, Open Shares and R6 Shares, respectively. All limitations on Total Annual Portfolio Operating Expenses are exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds” and extraordinary expenses. This agreement can only be amended by agreement of the Fund, upon approval by the Board, and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.

The following replaces “Example” in the Summary Prospectus and “Summary Section—Lazard Emerging Markets Debt Portfolio—Example” in the Prospectus:

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same, giving effect to the fee waiver and expense reimbursement arrangement as described above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$97	$305	$530	$1,177
Open Shares	$122	$423	$747	$1,662
R6 Shares	$92	$319	$565	$1,269

Lazard Emerging Markets Income Portfolio

The following replaces the table in “Fees and Expenses” in the Summary Prospectus and “Summary Section—Lazard Emerging Markets Income Portfolio—Fees and Expenses” in the Prospectus:

	Institutional Shares	Open Shares	R6 Shares
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.65%	.65%	.65%
Distribution and Service (12b-1) Fees	None	.25%	None
Other Expenses	1.60%	11.39%	1.60%	*
Acquired Fund Fees and Expenses (Underlying Funds)	.01%	.01%	.01%
Total Annual Portfolio Operating Expenses	2.26%	12.30%	2.26%
Fee Waiver and Expense Reimbursement**	1.35%	11.24%	1.40%
Total Annual Portfolio Operating Expenses After Fee Waiver and Expense Reimbursement***	.91%	1.06%	.86%
*	“Other Expenses” are based on estimated amounts for the current fiscal year, using “Other Expenses” for Institutional Shares from the last fiscal year.

**	Reflects a contractual agreement by the Investment Manager to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2018, to the extent Total Annual Portfolio Operating Expenses exceed .90%, 1.05% and .85% of the average daily net assets of the Portfolio’s Institutional Shares, Open Shares and R6 Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds” and extraordinary expenses. This agreement can only be amended by agreement of the Fund, upon approval by the Board, and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.

***	Excluding Acquired Fund Fees and Expenses, the Total Annual Portfolio Operating Expenses After Fee Waiver and Expense Reimbursement are .90%, 1.05% and .85% of the Portfolio’s Institutional Shares, Open Shares and R6 Shares, respectively.

The following replaces the table in “Example” in the Summary Prospectus and “Summary Section—Lazard Emerging Markets Income Portfolio—Example” in the Prospectus:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$93	$576	$1,087	$2,490
Open Shares	$108	$2,482	$4,522	$8,452
R6 Shares	$87	$571	$1,081	$2,485
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Lazard Enhanced Opportunities Portfolio

The following replaces the table in “Fees and Expenses” in the Summary Prospectus and “Summary Section—Lazard Enhanced Opportunities Portfolio—Fees and Expenses” in the Prospectus:

	Institutional Shares	Open Shares	R6 Shares
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.30%	1.30%	1.30%
Distribution and Service (12b-1) Fees	None	.25%	None
Other Expenses
Dividend Expenses on Securities Sold Short[2]	.09%	.12%	.09%	[1]
Borrowing Expenses on Securities Sold Short[3]	—	—	—
Remainder of Other Expenses	2.11%	13.69%	2.11%	[1]
Total Other Expenses	2.20%	13.81%	2.20%	[1]
Acquired Fund Fees and Expenses (Underlying Funds)	.05%	.05%	.05%
Total Annual Portfolio Operating Expenses	3.55%	15.41%	3.55%
Fee Waiver and Expense Reimbursement[4]	1.81%	13.39%	1.86%
Total Annual Portfolio Operating Expenses After Fee Waiver and Expense Reimbursement[5]	1.74%	2.02%	1.69%
[1]	“Other Expenses” are based on estimated amounts for the current fiscal year, using “Other Expenses” for Institutional Shares for the last fiscal year.

[2]	When there is a cash dividend declared on a security the Portfolio has borrowed to sell short, the Portfolio pays the lender an amount equal to the dividend and this payment is recorded as an expense.

[3]	Net borrowing expenses on securities sold short, in which the Portfolio may receive income or be charged a fee on the borrowed securities.

[4]	Reflects a contractual agreement by the Investment Manager to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2018 to the extent Total Annual Portfolio Operating Expenses exceed 1.60%, 1.85% and 1.55% of the average daily net assets of the Portfolio’s Institutional Shares, Open Shares and R6 Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, dividend and interest expenses on securities sold short, fees and expenses of “Acquired Funds” and extraordinary expenses. This agreement can only be amended by agreement of the Fund, upon approval by the Board, and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.

[5]	Excluding Dividend Expenses on Securities Sold Short and Acquired Fund Fees and Expenses, the Total Annual Portfolio Operating Expenses After Fee Waiver and Expense Reimbursement are 1.60%, 1.85% and 1.55% of the Portfolio’s Institutional Shares, Open Shares and R6 Shares, respectively.

The following replaces the table in “Example” in the Summary Prospectus and “Summary Section—Lazard Enhanced Opportunities Portfolio—Example” in the Prospectus:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$177	$941	$1,726	$3,782
Open Shares	$205	$3,091	$5,396	$9,328
R6 Shares	$172	$936	$1,721	$3,779
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Lazard Explorer Total Return Portfolio

The following replaces the table in “Fees and Expenses” in the Summary Prospectus and “Summary Section—Lazard Explorer Total Return Portfolio—Fees and Expenses” in the Prospectus:

	Institutional Shares	Open Shares	R6 Shares
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees*	.90%	.90%	.90%
Distribution and Service (12b-1) Fees	None	.25%	None
Other Expenses	.17%	1.14%	.17%	**
Acquired Fund Fees and Expenses (Underlying Funds)	.02%	.02%	.02%
Total Annual Portfolio Operating Expenses	1.09%	2.31%	1.09%
Fee Waiver and Expense Reimbursement***	—	.89%	.02%
Total Annual Portfolio Operating Expenses After Fee Waiver and Expense Reimbursement****	1.09%	1.42%	1.07%

*	Restated to reflect current management fee.

**	“Other Expenses” are based on estimated amounts for the current fiscal year, using “Other Expenses” for Institutional Shares from the last fiscal year.

***	Reflects a contractual agreement by the Investment Manager to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2018, to the extent Total Annual Portfolio Operating Expenses exceed 1.10%, 1.40% and 1.05% of the average daily net assets of the Portfolio’s Institutional Shares, Open Shares and R6 Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds” and extraordinary expenses. This agreement can only be amended by agreement of the Fund, upon approval by the Board, and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.

****	Excluding Acquired Fund Fees and Expenses, the Total Annual Portfolio Operating Expenses After Fee Waiver and Expense Reimbursement are 1.07%, 1.40% and 1.05% of the Portfolio’s Institutional Shares, Open Shares and R6 Shares, respectively.

The following replaces in the table in “Example” in the Summary Prospectus and “Summary Section—Lazard Explorer Total Return Portfolio—Example” in the Prospectus:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$111	$357	$623	$1,382
Open Shares	$145	$646	$1,175	$2,624
R6 Shares	$109	$355	$621	$1,380
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Lazard Global Fixed Income Portfolio

The following replaces the table in “Fees and Expenses” in the Summary Prospectus and “Summary Section—Lazard Global Fixed Income Portfolio—Fees and Expenses” in the Prospectus:

	Institutional Shares	Open Shares	R6 Shares
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.50%	.50%	.50%
Distribution and Service (12b-1) Fees	None	.25%	None
Other Expenses	4.20%	26.77%	4.20%	*
Total Annual Portfolio Operating Expenses	4.70%	27.52%	4.70%
Fee Waiver and Expense Reimbursement**	4.00%	26.52%	4.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and Expense Reimbursement**	.70%	1.00%	.65%
*	“Other Expenses” are based on estimated amounts for the current fiscal year, using “Other Expenses” for Institutional Shares from the last fiscal year.

**	Reflects a contractual agreement by the Investment Manager to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2018, to the extent Total Annual Portfolio Operating Expenses exceed .70%, 1.00% and .65% of the average daily net assets of the Portfolio’s Institutional Shares, Open Shares and R6 Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds” and extraordinary expenses. This agreement can only be amended by agreement of the Fund, upon approval by the Board, and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the management agreement between the Manager and the Fund, on behalf of the Portfolio.

The following replaces the table in “Example” in the Summary Prospectus and “Summary Section—Lazard Global Fixed Income Portfolio—Example” in the Prospectus:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$72	$1,055	$2,044	$4,543
Open Shares	$102	$4,610	$7,316	$10,245
R6 Shares	$66	$1,050	$2,040	$4,540
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Lazard US Realty Equity Portfolio

The following replaces the table in “Fees and Expenses” in the Summary Prospectus and “Summary Section—Lazard US Realty Equity Portfolio—Fees and Expenses” in the Prospectus:

	Institutional Shares	Open Shares	R6 Shares
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees*	.75%	.75%	.75%
Distribution and Service (12b-1) Fees	None	.25%	None
Other Expenses	.32%	.29%	.32%	**
Total Annual Portfolio Operating Expenses	1.07%	1.29%	1.07%
Fee Waiver and Expense Reimbursement***	.07%	—	.12%
Total Annual Portfolio Operating Expenses After Fee Waiver and Expense Reimbursement***	1.00%	1.29%	0.95%

*	Restated to reflect current management fee.

**	“Other Expenses” are based on estimated amounts for the current fiscal year, using “Other Expenses” for Institutional Shares from the last fiscal year.

***	Reflects a contractual agreement by the Investment Manager to waive its fee and, if necessary, reimburse the Portfolio through May 1, 2027, to the extent Total Annual Portfolio Operating Expenses exceed 1.00%, 1.30% and 0.95% of the average daily net assets of the Portfolio’s Institutional Shares, Open Shares and R6 Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds” and extraordinary expenses. This agreement can only be amended by agreement of the Fund, upon approval by the Board, and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.

The following replaces “Example” in the Summary Prospectus and “Summary Section—Lazard US Realty Equity Portfolio—Example” in the Prospectus:

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same, giving effect to the fee waiver and expense reimbursement arrangement described above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$102	$318	$552	$1,225
Open Shares	$131	$409	$708	$1,556
R6 Shares	$97	$303	$525	$1,166
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The following replaces any contrary information in the first table in “Fund Management—Investment Manager” in the Prospectus:

Name of Portfolio	Investment Management Fee Payable	Effective Annual Rate of Investment Management Fee Paid
Explorer Total Return Portfolio	.90%	.97%*
US Realty Equity Portfolio	.75%	.80%*
Enhanced Opportunities Portfolio	1.30%	0%

*	The effective rate paid in fiscal year 2016 is higher than the investment management fee payable because of a reduction in the management fee following the end of fiscal year 2016.

The following replaces any contrary information in the second table in “Fund Management—Investment Manager” in the Prospectus:

Name of Portfolio	Institutional Shares	Open Shares	R6 Shares
Emerging Markets Debt Portfolio*	.95%	1.20%	.90%
Emerging Markets Income Portfolio†	.90%	1.05%	.85%
Explorer Total Return Portfolio†	1.10%	1.40%	1.05%
Global Fixed Income Portfolio	.70%	1.00%	.65%
US Realty Equity Portfolio***	1.00%	1.30%	0.95%
Enhanced Opportunities Portfolio††	1.60%	1.85%	1.55%
*	This agreement will continue in effect until May 1, 2018, and from May 1, 2018 through May 1, 2027, at levels of 1.10%, 1.40% and 1.05% of the average daily net assets of the Portfolio’s Institutional Shares, Open Shares and R6 Shares, respectively.

***	This agreement continues in effect through May 1, 2027.

†	The addition of Acquired Fund Fees and Expenses will cause Total Annual Portfolio Operating Expenses After Fee Waiver and Expense Reimbursement to exceed, for each Class, the expense limitations agreed to by the Investment Manager.

††	The addition of Acquired Fund Fees and Expenses, Dividend and Borrowing Expenses on securities sold short will cause Total Annual Portfolio Operating Expenses After Fee Waiver and Expense Reimbursement to exceed, for each Class, the expense limitations agreed to by the Investment Manager.

Dated: June 22, 2017

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